UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-05407

                                                             Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive Westborough, MA 01581
(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Michael P. Malloy
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — November 30, 2016 (Unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.28%

	Federal National Mortgage Association - 0.28%
$109,884	Series 2001-W4, Class AV1 0.864%, 02/25/32 (a)	$108,200
132,950	Series 2002-W2, Class AV1 0.844%, 06/25/32 (a)	128,547
835,041	Series 2002-T7, Class A1 0.812%, 07/25/32 (a)	836,356

		1,073,103

	Total Asset-Backed Securities	1,073,103

	(Cost $1,077,936)

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.96%

	Federal Home Loan Mortgage Corporation REMIC - 3.61%
5,971	Series 1009, Class D 1.138%, 10/15/20 (a)	5,993
18,537	Series 1066, Class P 1.438%, 04/15/21 (a)	18,717
21,132	Series 1222, Class P 1.420%, 03/15/22 (a) (b)	21,265
58,259	Series 1250, Class J 7.000%, 05/15/22 (b)	62,246
26,154	Series 1448, Class F 1.938%, 12/15/22 (a) (c)	26,728
446,619	Series 3777, Class DA 3.500%, 10/15/24 (c)	455,943
2,123,465	Series 2977, Class M 5.000%, 05/15/25 (b)	2,278,897
3,208,474	Series 3346, Class FT 0.888%, 10/15/33 (a) (b)	3,207,286
633,117	Series 3033, Class CI 5.500%, 01/15/35 (b)	644,018
2,241,998	Series 3208, Class FH 0.938%, 08/15/36 (a)	2,244,485
194,019	Series 3231, Class FB 0.888%, 10/15/36 (a)	193,874
128,315	Series 3314, Class FC 0.938%, 12/15/36 (a)	128,082
1,199,326	Series 3545, Class FA 1.388%, 06/15/39 (a)	1,208,447
2,485,947	Series 4316, Class FY 0.938%, 11/15/39 (a) (c)	2,494,477
768,659	Series 3827, Class KF 0.908%, 03/15/41 (a)	768,673
125,232	Series 3868, Class FA 0.938%, 05/15/41 (a)	125,318
59,933	Series 4109, Class EC 2.000%, 12/15/41 (c)	54,044

		13,938,493

	Federal National Mortgage Association REMIC - 7.46%
75,266	Series 1990-145, Class A 1.528%, 12/25/20 (a)	75,328
164,860	Series 1991-67, Class J 7.500%, 08/25/21 (b)	178,123
140,140	Series 1992-137, Class F 1.584%, 08/25/22 (a)	141,960
178,743	Series 1993-27, Class F 1.734%, 02/25/23 (a) (d)	181,373
95,419	Series 1998-21, Class F 1.010%, 03/25/28 (a)	94,730

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$1,115,780	Series 2011-137, Class A 4.000%, 06/25/29 (c)	$1,137,415
224,516	Series 2000-16, Class ZG 8.500%, 06/25/30 (c)	259,760
183,651	Series 2000-32, Class Z 7.500%, 10/18/30	209,702
326,534	Series 2006-45, Class TF 0.984%, 06/25/36 (a)	326,899
343,930	Series 2006-76, Class QF 0.984%, 08/25/36 (a) (b)	343,485
393,027	Series 2006-79, Class PF 0.984%, 08/25/36 (a) (b)	392,426
918,772	Series 2006-111, Class FA 0.964%, 11/25/36 (a)	916,317
398,195	Series 2007-75, Class VF 1.034%, 08/25/37 (a)	399,080
778,482	Series 2007-85, Class FC 1.124%, 09/25/37 (a)	782,430
431,783	Series 2007-86, Class FC 1.154%, 09/25/37 (a)	433,918
412,607	Series 2007-92, Class OF 1.154%, 09/25/37 (a)	414,626
527,828	Series 2007-99, Class FD 1.184%, 10/25/37 (a)	530,960
2,375,000	Series 2007-114, Class A7 0.784%, 10/27/37 (a) (c)	2,308,796
83,274	Series 2009-84, Class WF 1.684%, 10/25/39 (a)	84,355
2,401,129	Series 2014-19, Class FA 0.984%, 11/25/39 (a) (c)	2,409,599
2,679,842	Series 2014-19, Class FJ 0.984%, 11/25/39 (a) (c)	2,688,711
1,069,072	Series 2010-123, Class FL 1.014%, 11/25/40 (a)	1,068,377
4,725,880	Series 2011-110, Class FE 0.984%, 04/25/41 (a) (b)	4,728,514
566,240	Series 2011-63, Class FG 1.034%, 07/25/41 (a)	566,116
1,018,191	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	1,046,764
3,887,581	Series 2015-30, Class AB 3.000%, 05/25/45	3,993,254
3,033,450	Series 2008-22, Class FD 1.424%, 04/25/48 (a)	3,050,244

		28,763,262

	National Credit Union Administration - 0.89%
421,781	Series 2010-R2, Class 1A 0.902%, 11/06/17 (a)	421,682
403,979	Series 2011-R1, Class 1A 0.982%, 01/08/20 (a)	403,600
1,412,286	Series 2011-R2, Class 1A 0.932%, 02/06/20 (a)	1,410,852
161,169	Series 2011-R4, Class 1A 0.911%, 03/06/20 (a)	161,131
567,155	Series 2011-R3, Class 1A 0.935%, 03/11/20 (a)	566,557
294,447	Series 2010-R1, Class 1A 0.981%, 10/07/20 (a)	294,125

See accompanying notes to portfolio of investments. 1

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2016 (Unaudited)

Par Value		Value

	National Credit Union Administration - (continued)
$187,264	Series 2010-A1, Class A 0.885%, 12/07/20 (a)	$186,800

		3,444,747

	Total Collateralized Mortgage Obligations	46,146,502

	(Cost $46,143,886)

MORTGAGE-BACKED OBLIGATIONS - 12.28%

	Federal Home Loan Mortgage Corporation - 2.92%
26,146	2.940%, 11/01/18 (a)	26,189
235,347	6.878%, 11/01/19 (a)	245,652
18,711	2.057%, 11/01/22 (a)	18,896
67,873	2.276%, 11/01/22 (a)	68,522
16,211	3.110%, 10/01/24 (a)	16,835
31,246	3.027%, 10/01/25 (a)	31,503
408,956	3.509%, 08/01/28 (a)	429,178
41,080	2.168%, 07/01/29 (a)	42,091
112,220	2.906%, 05/01/31 (a)	117,646
5,933,299	2.920%, 03/01/35 (a)	6,269,764
1,671,057	2.736%, 04/01/35 (a)	1,764,631
2,141,182	2.780%, 06/01/37 (a)	2,252,284

		11,283,191

	Federal Home Loan Mortgage Corporation Gold - 0.51%
17,124	5.000%, 10/01/17	17,576
23,360	5.000%, 11/01/17	23,976
369,733	4.500%, 05/01/18	379,805
686,669	4.500%, 06/01/18	705,375
41,586	5.500%, 01/01/20	43,374
732,466	4.500%, 10/01/20	752,420
13,051	3.500%, 12/01/20	13,626
20,665	3.500%, 10/01/22	21,621
1,549	4.500%, 07/01/23	1,639

		1,959,412

	Federal National Mortgage Association - 6.80%
1,236	3.527%, 07/01/17 (a)	1,243
10,443	2.488%, 11/01/17 (a)	10,473
2,936	2.738%, 11/01/17 (a)	2,948
27,147	2.430%, 03/01/18 (a)	27,251
1,942,281	2.800%, 03/01/18	1,961,660
4,192,245	3.620%, 03/01/18	4,257,847
1,593	2.278%, 05/01/18 (a)	1,595
11,620	2.460%, 06/01/18 (a)	11,717
125,515	2.789%, 10/01/18 (a)	126,036
242	2.150%, 02/01/19 (a)	243
7,058	2.324%, 05/01/19 (a)	7,093
60,530	6.864%, 12/01/19 (a)	62,200
27,049	2.148%, 01/01/20 (a)	27,161
2,324	5.000%, 01/01/20	2,375
2,234	2.345%, 05/01/20 (a)	2,237
43,652	6.152%, 05/01/20 (a)	45,179
94,216	3.500%, 09/01/20	98,224
8,304	3.500%, 10/01/20	8,657
25,047	3.500%, 03/01/21	26,112
87,904	6.700%, 02/01/22 (a)	92,862
6,235	3.141%, 01/01/23 (a)	6,260
7,229	2.290%, 03/01/24 (a)	7,272
19,493	5.925%, 10/01/25 (a)	20,774
65,784	3.428%, 02/01/27 (a)	66,547
357,392	5.000%, 03/01/27	382,448

Par Value		Value

	Federal National Mortgage Association - (continued)
$57,533	2.180%, 07/01/27 (a)	$58,205
31,304	2.351%, 07/01/27 (a)	32,136
95,350	4.665%, 01/01/29 (a)	101,979
24,149	4.674%, 02/01/29 (a)	25,827
334,506	2.370%, 08/01/29 (a)	337,191
78,150	2.755%, 07/01/32 (a)	82,302
53,763	3.130%, 07/01/32 (a)	56,589
9,972	6.000%, 08/01/32	11,325
217,170	3.199%, 09/01/32 (a)	231,433
163,869	2.686%, 01/01/33 (a)	169,479
51,663	2.836%, 06/01/33 (a)	54,437
700,211	4.613%, 08/01/33 (a)	748,894
3,555	6.000%, 11/01/33	4,042
518,117	2.579%, 04/01/34 (a)	543,418
467,929	1.953%, 07/01/34 (a)	476,021
474,135	1.953%, 08/01/34 (a)	482,365
65,095	6.000%, 09/01/34	74,434
2,614,155	2.729%, 10/01/34 (a)	2,753,874
3,761	6.000%, 10/01/34	4,272
2,601,847	2.751%, 11/01/34 (a)	2,745,240
18,787	6.000%, 05/01/35	21,337
915,102	2.741%, 06/01/35 (a)	965,348
9,396	6.000%, 07/01/36	10,720
1,248,198	2.919%, 12/01/36 (a)	1,310,734
558,819	2.955%, 07/01/37 (a)	589,328
104,879	6.500%, 11/01/37	116,013
1,638,150	2.562%, 01/01/38 (a)	1,723,094
41,956	6.000%, 06/01/38	47,750
78,098	6.000%, 09/01/38	88,888
16,334	6.000%, 11/01/38	18,672
1,470,771	2.628%, 05/01/39 (a)	1,543,980
5,377	6.000%, 10/01/39	6,152
3,068,040	2.439%, 05/01/42 (a)	3,158,812
395,068	1.953%, 08/01/44 (a)	401,995

		26,252,700

	Government National Mortgage Association - 2.05%
29,217	7.000%, 04/15/26	32,207
160,819	2.625%, 04/20/34 (a)	167,528
1,074,241	2.125%, 06/20/34 (a)	1,106,950
804,994	2.125%, 08/20/34 (a)	829,426
115,870	2.125%, 05/20/42 (a)	119,356
94,802	2.125%, 06/20/42 (a)	97,938
446,196	2.125%, 07/20/42 (a)	457,693
1,103,384	2.125%, 08/20/42 (a)	1,136,380
2,245,691	2.125%, 09/20/42 (a)	2,306,916
47,282	2.000%, 10/20/42 (a)	48,736
103,889	2.000%, 12/20/42 (a)	106,811
1,460,166	2.000%, 02/20/43 (a)	1,504,343

		7,914,284

	Total Mortgage-Backed Obligations	47,409,587

	(Cost $46,710,043)

AGENCY DEBENTURES - 18.30%

	Federal Home Loan Bank - 15.89%
33,000,000	0.170%, 12/09/16 (e)	32,998,614
25,000,000	0.822%, 09/01/17 (a)	25,043,225

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2016 (Unaudited)

Par Value		Value

	Federal Home Loan Bank - (continued)
$3,310,000	0.875%, 08/05/19	$3,265,226

		61,307,065

	Federal National Mortgage Association - 1.37%
5,300,000	0.750%, 03/14/17	5,301,797

		5,301,797

	Other Agency Debentures - 1.04%
4,000,000	Sri Lanka Government Aid Bond 1.237%, 11/01/24 (a) (f)	4,000,000

		4,000,000

	Total Agency Debentures	70,608,862

	(Cost $70,600,923)

U.S. TREASURY OBLIGATIONS - 30.83%

	United States Treasury Notes & Bonds - 30.83%
93,120,000	0.602%, 05/18/17 (e)	92,871,090
11,200,000	0.614%, 05/25/17 (e)	11,168,192
2,800,000	4.750%, 08/15/17	2,877,764
5,000,000	0.875%, 10/15/17	5,000,975
7,000,000	1.875%, 10/31/17	7,063,987

	Total U.S. Treasury Obligations	118,982,008

	(Cost $118,973,697)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 3.53%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,682,066	Series K703, Class A2 2.699%, 05/25/18 (c)	1,709,745
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
2,628,612	Series KF02, Class A1 0.911%, 07/25/20 (a) (c)	2,627,913
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,383,100	Series KF03, Class A 0.871%, 01/25/21 (a) (c)	1,381,117
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
7,800,000	Series KP02, Class A2 2.355%, 04/25/21 (a) (c)	7,895,792

	Total U.S. Government-Backed Obligations	13,614,567

	(Cost $13,542,821)

REPURCHASE AGREEMENT - 21.22%
81,900,000	Merrill Lynch, 0.26%, Dated 11/30/16, matures 12/01/16, repurchase price $81,900,592 (collateralized by $84,640,700 par amount of U.S. Treasury Bond with an interest rate of 2.875% due 05/15/43, total market value $83,538,026)	81,900,000

	Total Repurchase Agreement	81,900,000

	(Cost $81,900,000)

Value

Total Investments - 98.40%	$379,734,629

(Cost $378,949,306 (g))

Net Other Assets and Liabilities - 1.60%	6,164,920

Net Assets - 100.00%	$385,899,549

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2016. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Sequential collateral.
(d)	The security has Support collateral.
(e)	Discount Note. Rate shown is yield at time of purchase.
(f)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of November 30, 2016, this security amounted to $4,000,000 or 1.04% of net assets.
(g)	Cost for U.S. federal income tax purposes is $378,949,306. As of November 30, 2016, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $978,576 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $193,253. The net unrealized appreciation was $785,323.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments — November 30, 2016 (Unaudited)

Par Value			Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.30%

	Federal Home Loan Mortgage Corporation REMIC - 6.54%
$61,026	Series 1448, Class F 1.938%, 12/15/22 (a) (c)	$	62,366
467,001	Series 2868, Class AV 5.000%, 08/15/24 (c)		498,229
368,799	Series 3777, Class DA 3.500%, 10/15/24 (c)		376,499
2,218,620	Series 2977, Class M 5.000%, 05/15/25 (b)		2,381,017
212,473	Series 1980, Class Z 7.000%, 07/15/27 (c)		237,414
1,249,898	Series 2236, Class Z 8.500%, 06/15/30 (c)		1,453,936
2,661,873	Series 3346, Class FT 0.888%, 10/15/33 (a) (b)		2,660,887
2,328,375	Series 3471, Class FB 1.538%, 08/15/35 (a)		2,361,469
3,376,504	Series 3208, Class FA 0.938%, 08/15/36 (a)		3,380,248
1,134,505	Series 3208, Class FH 0.938%, 08/15/36 (a)		1,135,763
747,770	Series 3367, Class YF 1.088%, 09/15/37 (a)		749,036
2,679,688	Series 3371, Class FA 1.138%, 09/15/37 (a)		2,694,390
2,467,669	Series 4316, Class FY 0.938%, 11/15/39 (a) (c)		2,476,135
482,296	Series 3827, Class KF 0.908%, 03/15/41 (a)		482,304
47,755	Series 4109, Class EC 2.000%, 12/15/41 (c)		43,063
2,216,719	Series 4272, Class FD 0.888%, 11/15/43 (a)		2,210,880
2,254,574	Series 4594, Class PA 3.000%, 11/15/44 (b)		2,326,390
1,588,058	Series 4604, Class HA 2.500%, 05/15/45 (b)		1,593,584

			27,123,610

	Federal National Mortgage Association REMIC -5.41%
2,671	Series 1988-12, Class A 4.365%, 02/25/18 (a)		2,695
333,203	Series 2009-70, Class TM 4.000%, 08/25/19		338,228
334,094	Series 2009-70, Class TN 4.000%, 08/25/19		339,133
12,125	Series G92-44, Class Z 8.000%, 07/25/22		12,806
472,614	Series 2006-45, Class TF 0.984%, 06/25/36 (a)		473,143
499,728	Series 2006-76, Class QF 0.984%, 08/25/36 (a) (b)		499,080
298,646	Series 2007-75, Class VF 1.034%, 08/25/37 (a)		299,310
2,650,000	Series 2007-114, Class A7 0.784%, 10/27/37 (a) (c)		2,576,130
2,366,581	Series 2014-19, Class FA 0.984%, 11/25/39 (a) (c)		2,374,928
2,662,095	Series 2014-19, Class FJ 0.984%, 11/25/39 (a) (c)		2,670,905

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$422,485	Series 2010-123, Class FL 1.014%, 11/25/40 (a)	$422,211
1,547,226	Series 2011-110, Class FE 0.984%, 04/25/41 (a) (b)	1,548,088
681,570	Series 2015-92, Class PA 2.500%, 12/25/41	684,834
816,685	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	839,603
2,636,852	Series 2012-71, Class FL 1.084%, 07/25/42 (a)	2,630,922
4,256,231	Series 2015-30, Class AB 3.000%, 05/25/45	4,371,925
2,354,896	Series 2008-22, Class FD 1.424%, 04/25/48 (a)	2,367,934

		22,451,875

	National Credit Union Administration - 0.35%
684,745	Series 2011-R2, Class 1A 0.932%, 02/06/20 (a)	684,049
161,169	Series 2011-R4, Class 1A 0.911%, 03/06/20 (a)	161,131
633,880	Series 2011-R3, Class 1A 0.935%, 03/11/20 (a)	633,211

		1,478,391

	Total Collateralized Mortgage Obligations	51,053,876

	(Cost $51,033,016)

MORTGAGE-BACKED OBLIGATIONS - 11.39%

	Federal Home Loan Mortgage Corporation - 1.25%
223,002	2.610%, 01/01/34 (a)	233,881
118,315	3.034%, 11/01/34 (a)	124,958
2,072,956	2.736%, 04/01/35 (a)	2,189,036
630,678	2.791%, 08/01/35 (a)	665,769
605,280	2.872%, 05/01/36 (a)	636,643
1,263,282	2.598%, 03/01/42 (a)	1,313,156

		5,163,443

	Federal Home Loan Mortgage Corporation Gold - 1.19%
18,075	5.000%, 10/01/17	18,552
24,657	5.000%, 11/01/17	25,307
12,540	8.000%, 11/01/17	12,629
28,572	5.500%, 03/01/18	29,238
7,546	5.500%, 04/01/18	7,712
303,829	4.500%, 05/01/18	312,106
13,606	6.500%, 05/01/18	13,751
569,433	4.500%, 06/01/18	584,945
1,784	6.000%, 10/01/18	2,028
552	6.000%, 11/01/18	628
205,723	5.500%, 02/01/19	213,479
44,033	5.500%, 01/01/20	45,925
747,837	5.000%, 04/01/20	780,404
606,621	4.500%, 10/01/20	623,147
10,802	3.500%, 12/01/20	11,278
17,105	3.500%, 10/01/22	17,896
189,003	5.000%, 08/01/35	208,187
23,763	5.000%, 12/01/35	26,140
235,309	5.000%, 03/01/37	257,807
457,212	5.000%, 05/01/37	502,602
330,692	5.000%, 02/01/38	361,903
110,499	5.000%, 03/01/38	120,903

See accompanying notes to portfolio of investments. 4

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2016 (Unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - (continued)
$102,986	5.000%, 09/01/38	$112,684
350,353	5.000%, 12/01/38	383,728
227,338	5.000%, 01/01/39	248,783

		4,921,762

	Federal National Mortgage Association - 7.23%
1,147,711	2.800%, 03/01/18	1,159,163
140,562	5.500%, 05/01/18	144,376
26,115	5.500%, 06/01/18	26,804
30,266	5.500%, 10/01/18	31,311
82,739	5.500%, 11/01/18	85,307
3,491	5.500%, 12/01/18	3,616
77,766	3.500%, 09/01/20	81,074
6,854	3.500%, 10/01/20	7,146
20,673	3.500%, 03/01/21	21,553
285,914	5.000%, 03/01/27	305,958
114,429	7.000%, 08/01/28	131,453
262,402	7.000%, 11/01/28	303,540
22,073	7.000%, 02/01/32	25,094
36,024	2.745%, 05/01/32 (a)	37,878
99,595	7.000%, 05/01/32	116,550
223,021	3.199%, 09/01/32 (a)	237,668
10,148	7.000%, 09/01/32	10,952
519,694	2.722%, 07/01/33 (a)	547,241
262,866	3.063%, 11/01/33 (a)	275,223
474,613	2.571%, 12/01/33 (a)	500,070
221,707	2.942%, 03/01/34 (a)	232,271
396,191	2.681%, 04/01/34 (a)	413,192
174,423	2.717%, 08/01/34 (a)	183,647
1,380	6.000%, 09/01/34	1,580
272,381	3.156%, 10/01/34 (a)	286,883
220,534	2.781%, 03/01/35 (a)	231,165
378,834	2.970%, 04/01/35 (a)	397,926
491,912	2.497%, 05/01/35 (a)	511,515
339,870	2.727%, 05/01/35 (a)	354,358
496,852	2.817%, 05/01/35 (a)	526,401
390,582	2.379%, 06/01/35 (a)	402,266
1,943,064	2.669%, 06/01/35 (a)	2,044,026
1,006,613	2.741%, 06/01/35 (a)	1,061,883
272,105	2.458%, 08/01/35 (a)	281,376
899,269	3.000%, 08/01/35 (a)	949,447
548,161	3.683%, 09/01/35 (a)	586,215
270,079	2.656%, 10/01/35 (a)	283,704
1,124,517	2.958%, 11/01/35 (a)	1,173,756
601,034	2.862%, 03/01/36 (a)	632,391
550,207	3.003%, 04/01/36 (a)	579,821
1,380,222	3.319%, 12/01/37 (a)	1,468,819
1,279,778	2.562%, 01/01/38 (a)	1,346,140
1,251,309	2.628%, 05/01/39 (a)	1,313,594
107,967	5.000%, 10/01/39	119,236
3,944,623	2.439%, 05/01/42 (a)	4,061,330
1,558,764	2.739%, 06/01/42 (a)	1,616,612
2,164,166	2.257%, 10/01/42 (a)	2,222,541
2,590,299	2.665%, 12/01/44 (a)	2,672,137

		30,006,209

	Government National Mortgage Association - 1.72%
127,603	2.125%, 05/20/42 (a)	131,443
107,878	2.125%, 06/20/42 (a)	111,447
494,174	2.125%, 07/20/42 (a)	506,908
1,220,356	2.125%, 08/20/42 (a)	1,256,850

Par Value		Value

	Government National Mortgage Association - (continued)
$3,198,409	2.125%, 09/20/42 (a)	$3,285,607
53,804	2.000%, 10/20/42 (a)	55,458
116,215	2.000%, 12/20/42 (a)	119,483
1,633,996	2.000%, 02/20/43 (a)	1,683,431

		7,150,627

	Total Mortgage-Backed Obligations	47,242,041

	(Cost $46,398,372)

AGENCY DEBENTURES - 8.77%

	Federal Home Loan Bank - 7.69%
25,000,000	0.822%, 09/01/17 (a)	25,043,225
3,110,000	1.250%, 06/08/18	3,113,017
3,810,000	0.875%, 08/05/19	3,758,462

		31,914,704

	Federal Home Loan Mortgage Corporation - 1.08%
4,500,000	0.750%, 04/09/18	4,482,104

		4,482,104

	Total Agency Debentures	36,396,808

	(Cost $36,425,770)

U.S. TREASURY OBLIGATIONS - 62.63%

	United States Treasury Notes & Bonds - 62.63%
68,860,000	1.000%, 03/15/18	68,878,799
72,870,000	1.000%, 08/15/18	72,767,545
28,200,000	1.250%, 11/15/18	28,270,500
21,730,000	1.250%, 01/31/19	21,766,506
4,700,000	0.875%, 06/15/19	4,651,900
25,530,000	1.625%, 06/30/20	25,554,943
37,930,000	1.750%, 12/31/20	37,962,582

		259,852,775

	Total U.S. Treasury Obligations	259,852,775

	(Cost $261,722,778)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 3.36%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,484,176	Series K703, Class A2 2.699%, 05/25/18 (c)	1,508,599
1,359,658	Series KF03, Class A 0.871%, 01/25/21 (a) (c)	1,357,708
8,600,000	Series KP02, Class A2 2.355%, 04/25/21 (a) (c)	8,705,617
	National Credit Union Administration
2,300,000	3.000%, 06/12/19	2,382,981

	Total U.S. Government-Backed Obligations	13,954,905

	(Cost $13,796,911)

See accompanying notes to portfolio of investments. 5

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2016 (Unaudited)

Par Value		Value

REPURCHASE AGREEMENT - 1.09%
$4,500,000	Merrill Lynch, 0.26%, Dated 11/30/16, matures 12/01/16, repurchase price $4,500,033 (collateralized by $4,599,400 par amount of U.S. Treasury Note with an interest rate of 1.000% due 11/30/18, total market value $4,590,059)	$4,500,000

	Total Repurchase Agreement	4,500,000

	(Cost $4,500,000)

	Total Investments - 99.54%	413,000,405

	(Cost $413,876,847 (d))

	Net Other Assets and Liabilities - 0.46%	1,924,010

	Net Assets - 100.00%	$414,924,415

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2016. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Sequential collateral.
(d)	Cost for U.S. federal income tax purposes is $413,876,847. As of November 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,357,581 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,234,023. The net unrealized depreciation was $876,442.

See accompanying notes to portfolio of investments. 6

TRUST FOR CREDIT UNIONS NOTES TO PORTFOLIO OF INVESTMENTS November 30, 2016 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”) invests in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers in and out of Level 1, Level 2 and Level 3 are based on values at the end of the current quarter. For the three months ended November 30, 2016, there were no transfers in or out of Level 1, Level 2 and Level 3 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TRUST FOR CREDIT UNIONS NOTES TO PORTFOLIO OF INVESTMENTS – (Continued) November 30, 2016 (Unaudited)

The summary of inputs used to value each Portfolio’s net assets as of November 30, 2016 is as follows:

	Ultra-Short Duration Government Portfolio
	Total Market Value at 11/30/2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Asset-Backed Securities	$1,073,103	$—	$1,073,103	$—
Collateralized Mortgage Obligations	46,146,502	—	46,146,502	—
Mortgage-Backed Obligations	47,409,587	—	47,409,587	—
Agency Debentures	70,608,862	—	66,608,862	4,000,000
U.S. Treasury Obligations	118,982,008	—	118,982,008	—
U.S. Government-Backed Obligations	13,614,567	—	13,614,567	—
Repurchase Agreement	81,900,000	—	81,900,000	—
	$379,734,629	$—	$375,734,629	$4,000,000

	Short Duration Portfolio
	Total Market Value at 11/30/2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments *	$413,000,405	$—	$413,000,405	$—

* Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of November 30, 2016:

Ultra-Short Duration Government Portfolio

Fair Value, as of August 31, 2016	$4,250,000

Transfers into Level 3	—

Transfers out of Level 3	—

Gross purchases	—

Gross sales	(250,000)

Total net realized gains (losses)	—

Total change in unrealized appreciation (depreciation)	—

Fair Value, as of November 30, 2016	$4,000,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

TRUST FOR CREDIT UNIONS NOTES TO PORTFOLIO OF INVESTMENTS – (Continued) November 30, 2016 (Unaudited)

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (“To Be Announced”) securities that have been authorized but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At November 30, 2016, the Portfolios did not hold any when-issued securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	January 23, 2017

* Print the name and title of each signing officer under his or her signature.